Changes in Number of Shares of Common Stock Issued (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Common Stock Outstanding [Line Items]
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year
Purchase and retirement
Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492